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                                UAM FUNDS TRUST
                       FUNDS FOR THE INFORMED INVESTOR/SM/

                       IRA CAPITAL PRESERVATION PORTFOLIO

                           INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED JANUARY 10, 2002
                     TO THE PROSPECTUS DATED MARCH 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following disclosure should be added to the inside cover page of the
Prospectus:


     As of January 11, 2002, the IRA Capital Preservation Portfolio is open to new investors and to additional purchases by existing shareholders. After the reorganization of the IRA Capital Preservation Portfolio into the PBHG IRA Capital Preservation Fund at the close of business on January 11, 2002, the PBHG IRA Capital Preservation Fund will also be open to new investors and to additional purchases by existing shareholders.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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